Property and equipment (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Right of use building [member]
IfrsStatementLineItems [Line Items]
Modification building right use assets	$ 103	$ 98